Consolidated statement of cash flows - GBP (£) £ in Millions		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit for the year		£ 3,766	£ 3,338	£ 2,799
Taxation		970	1,049	907
Share of after tax results of associates and joint ventures		(370)	(417)	(334)
Net finance charges		594	422	373
Non-operating items		(328)	17	(14)
Operating profit		4,632	4,409	3,731
Increase in inventories		(675)	(740)	(443)
Decrease/(increase) in trade and other receivables		121	(378)	(446)
(Decrease)/increase in trade and other payables and provisions		(621)	939	1,220
Net (increase)/decrease in working capital		(1,175)	(179)	331
Depreciation, amortisation and impairment		1,066	828	447
Dividends received		219	190	290
Post employment payments less amounts included in operating profit		(25)	(89)	(30)
Other items		62	53	88
Adjustments to reconcile profit (loss), Total		1,322	982	795
Cash generated from operations		4,779	5,212	4,857
Interest received		131	110	89
Interest paid		(685)	(438)	(440)
Taxation paid		(1,201)	(949)	(852)
Interest and income taxes paid (received), classified as operating activities		(1,755)	(1,277)	(1,203)
Net cash inflow from operating activities		3,024	3,935	3,654
Cash flows from investing activities
Disposal of property, plant and equipment and computer software		13	17	13
Purchase of property, plant and equipment and computer software		(1,180)	(1,097)	(626)
Movements in loans and other investments		(57)	(72)	(4)
Sale of businesses and brands		462	82	14
Acquisition of subsidiaries(1)	[1]	(342)	(206)	(450)
Investments in associates and joint ventures(1)	[1]	(93)	(65)	(38)
Net cash outflow from investing activities		(1,197)	(1,341)	(1,091)
Cash flows from financing activities
Share buyback programme		(1,381)	(2,284)	(109)
Net sale of own shares for share schemes		29	18	49
Purchase of treasury shares in respect of subsidiaries		0	(15)	0
Dividends paid to non-controlling interests		(97)	(81)	(77)
Proceeds from bonds		2,229	2,263	1,031
Repayment of bonds		(1,340)	(1,521)	(1,247)
Purchase of shares of non-controlling interests		(146)	0	(42)
Cash inflow from other borrowings		433	503	34
Cash outflow from other borrowings		(374)	(424)	(787)
Equity dividends paid		(1,761)	(1,718)	(1,646)
Net cash outflow from financing activities		(2,408)	(3,259)	(2,794)
Net decrease in net cash and cash equivalents		(581)	(665)	(231)
Exchange differences		(227)	239	(285)
Net cash and cash equivalents at beginning of the year		2,211	2,637	3,153
Net cash and cash equivalents at end of the year		1,403	2,211	2,637
Net cash and cash equivalents consist of:
Cash and cash equivalents		1,439	2,285	2,749
Bank overdrafts		£ (36)	£ (74)	£ (112)

[1]	(1) For the years ended 30 June 2022 and 30 June 2021, the previously reported line item of 'Acquisition of businesses' has been replaced with 'Acquisition of subsidiaries' and 'Investments in associates and joint ventures' to show separately the amounts which had previously been shown combined.